Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 147,000	$ 147,000
Intangible assets, accumulated amortization	(16,617)	(8,948)
Intangible assets, net carrying amount	$ 130,383	138,052
Customer Contracts [Member]
Total intangible assets, term	10 years
Intangible assets, gross carrying amount	$ 121,500	121,500
Intangible assets, accumulated amortization	(13,164)	(7,088)
Intangible assets, net carrying amount	$ 108,338	114,412
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 25,500	25,500
Intangible assets, accumulated amortization	(3,453)	(1,860)
Intangible assets, net carrying amount	$ 22,047	$ 23,640